LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018		$ 39,524,749		$ 37,289,979
Cash flows		(5,937,067)		(2,164,995)
Foreign currency translation adjustment		260,724		2,555,763
Interests accrued		1,790,642		1,745,252
Other movements		139,751		98,750
Balance as of December 31, 2018		35,778,799		39,524,749
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018		2,315,555		3,236,128
Cash flows		(1,002,196)		(922,840)
Foreign currency translation adjustment		378		2,267
Interests accrued		0		0
Other movements		0		0
Balance as of December 31, 2018		1,313,737		2,315,555
Borrowings from other financial institutions [member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[2]	16,337,964	[1]	13,822,152
Cash flows		(3,219,257)	[1]	513,244	[2]
Foreign currency translation adjustment		132,959	[1]	1,297,690	[2]
Interests accrued		625,834	[1]	783,349	[2]
Other movements		81,843	[1]	(78,471)	[2],[3]
Balance as of December 31, 2018	[1]	13,959,343		16,337,964	[2]
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[2]	20,287,233	[1]	19,648,714
Cash flows		(1,657,913)	[1]	(1,697,698)	[2]
Foreign currency translation adjustment		127,387	[1]	1,255,806	[2]
Interests accrued		1,164,808	[1]	961,903	[2]
Other movements	[2]			118,508
Balance as of December 31, 2018	[1]	19,921,515		20,287,233	[2]
Preferred shares [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[4]	583,997		582,985
Cash flows	[4]	(57,701)		(57,701)
Foreign currency translation adjustment	[4]	0		0
Interests accrued	[4]	0		0
Other movements	[4]	57,908		58,713
Balance as of December 31, 2018	[4]	$ 584,204		$ 583,997

[1]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 594,851 and COP 1,181,131, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.
[2]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 788,879 and COP 961,333, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.
[3]	The amount of COP (78,471) is mainly comprised by the decrease of the liabilities related to assets held for sale.
[4]	The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.